PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid business tax			287,925
Income tax receivable			4,934,777
Deferred income tax assets		7,524,161	4,233,996
Advances to employees		1,022,036	1,090,425
Other current assets		5,079,466	5,509,994
Total prepaid expenses and other current assets	$ 2,193,867	13,625,663	16,057,117